BUSINESS DISPOSITIONS AND DISCONTINUED OPERATIONS - Narrative (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended			12 Months Ended
	Apr. 26, 2023	Apr. 30, 2023	Apr. 30, 2022	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 17, 2025
Schedule of Equity Method Investments [Line Items]
Impairment of goodwill						$ 833,100	$ 0	$ 0	$ 833,075
Amount financed under vendor financing arrangement				$ 37,500
Finance term				2 years
Vendor financing arrangement							60,500	182,200
Technology asset charge							55,808	0	0
Gain on business disposition				$ 3,993	$ 0		273,134	$ (136,744)	(199,094)
Disposal group not discontinued operation gain (loss) on disposal, statement of income or comprehensive income [extensible enumeration]								Gain on business disposition
Reclassification of goodwill to assets held for sale									529,541
Notes Receivable
Schedule of Equity Method Investments [Line Items]
Interest income				23,500	$ 21,500		89,900	$ 58,300
Aggregate principal amount				825,300			810,200	753,500
Allowance for credit losses				15,200			15,200	15,200
Estimated fair value				828,100			809,300	$ 735,600
Acquired technologies
Schedule of Equity Method Investments [Line Items]
Technology asset charge							$ 55,800
Minimum
Schedule of Equity Method Investments [Line Items]
Finance term							2 years	2 years
Maximum
Schedule of Equity Method Investments [Line Items]
Finance term							6 years	5 years
Held-for-sale | Issuer Solutions
Schedule of Equity Method Investments [Line Items]
Goodwill				9,518,724			$ 9,508,786	$ 9,516,695
Cash and cash equivalents				181,974			181,982	181,956
Other noncurrent assets				670,080			641,995	637,940
Held-for-sale | Issuer Solutions | Forecast
Schedule of Equity Method Investments [Line Items]
Business for consideration										$ 7,500,000
Sale | AdvancedMD, Inc.
Schedule of Equity Method Investments [Line Items]
Business for consideration							1,100,000
Contingent consideration							125,000
Gain on disposition				(273,100)			$ 273,100
Gain on business disposition				$ 4,000
Sale | Gaming Business
Schedule of Equity Method Investments [Line Items]
Business for consideration		$ 400,000
Gain on disposition								(106,900)
Sale | Consumer Business
Schedule of Equity Method Investments [Line Items]
Business for consideration		$ 1,000,000
Gain on disposition								$ 243,600
Reduction to fair value									71,900
Reclassification of goodwill to assets held for sale									833,100
Sale | Consumer Business | First Lien Secured Term Loan Facility
Schedule of Equity Method Investments [Line Items]
Seller financing term	7 years	7 years
Seller financing	$ 350,000	$ 350,000
Interest rate	9.00%	9.00%
Interest rate, payable in cash	3.50%
Interest rate, paid in kind	5.50%
Quarterly principal payments	$ 4,375
Note receivable, fair value	$ 653,900
Sale | Consumer Business | Second Lien Secured Term Loan Facility
Schedule of Equity Method Investments [Line Items]
Seller financing term	25 years	25 years
Seller financing	$ 325,000	$ 325,000
Interest rate, paid in kind	13.00%	13.00%
Sale | Consumer Business | First Lien Secured Revolving Facility
Schedule of Equity Method Investments [Line Items]
Seller financing term	5 years
Interest rate	9.00%
Secured revolving facility available	$ 50,000
Sale | Consumer Business | Unsecured Promissory Note
Schedule of Equity Method Investments [Line Items]
Seller financing	$ 32,000	$ 32,000
Interest rate	11.00%	11.00%
Sale | Merchant Solutions
Schedule of Equity Method Investments [Line Items]
Reduction to fair value									127,200
Cash proceeds			$ 9,000
Accumulated foreign currency translation losses									$ 62,900